Warrants (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants (Details) [Line Items]
Public warrants maturity period	5 years	5 years
Public warrants redemption, description	Once the warrants become exercisable, the Company may redeem the Public Warrants for redemption:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last sale price of the Company’s Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends to the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may redeem the Public Warrants for redemption:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last sale price of the Company’s Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date we send to the notice of redemption to the warrant holders.
Price per share (in Dollars per share)		$ 9.2
Market value, percentage	115.00%	115.00%
Newly issued price per share (in Dollars per share)	$ 18	$ 18
Market value per share (in Dollars per share)	$ 9.2
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)	7,187,500	7,187,500
Fair value of public warrants	$ 309,063	$ 2,923,156	$ 7,546,875
Warrants [Member]
Warrants (Details) [Line Items]
Total equity proceeds, percentage		180.00%
Market value, percentage	180.00%
Private Placement [Member]
Warrants (Details) [Line Items]
Warrants outstanding (in Shares)		4,375,000
Fair value of public warrants		$ 1,805,125
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Fair value of public warrants	$ 188,228	$ 1,805,228	$ 4,639,385
Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Total equity proceeds, percentage	60.00%	60.00%
Business combination, price per share (in Dollars per share)	$ 9.2	$ 9.2